UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234



13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert D. McIver
Title:  President
Phone:  (503) 726-4384


Signature, Place, and Date of Signing:

     /s/ ROBERT D. MCIVER                           May 14, 2008
     -----------------------------         -----------------------------
         Robert D. McIver                           Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     124
                                        ----------------
Form 13F Information Table Value Total:     $2,786,891
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                 March 31, 2008

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------
3M Co                                   Common   88579Y101        137,094    1,732,075        Sole       NONE        1,732,075
Abbott Labs Com                         Common   002824100        144,032    2,611,641        Sole       NONE        2,611,641
Adobe Systems Inc                       Common   00724F101         56,973    1,600,820        Sole       NONE        1,600,820
Alliant Techsystems Inc                 Common   018804104            117        1,130        Sole       NONE            1,130
Altria Group Inc                        Common   02209S103              8          340        Sole       NONE              340
American Electric Power Co              Common   025537101             21          500        Sole       NONE              500
Amgen Inc                               Common   031162100             17          400        Sole       NONE              400
Automatic Data Processing               Common   053015103         90,343    2,131,238        Sole       NONE        2,131,238
Autozone Inc                            Common   053332102             85          750        Sole       NONE              750
Avery Dennison Corp                     Common   053611109             83        1,680        Sole       NONE            1,680
Avon Products Inc                       Common   054303102             90        2,270        Sole       NONE            2,270
BB&T Corp                               Common   054937107             52        1,630        Sole       NONE            1,630
BMC Software                            Common   055921100              2           75        Sole       NONE               75
Bank of America                         Common   060505104             99        2,610        Sole       NONE            2,610
Bed Bath & Beyond Inc                   Common   075896100         51,410    1,742,710        Sole       NONE        1,742,710
Biovail Corporation                     Common   09067J109             46        4,330        Sole       NONE            4,330
Block H & R Inc                         Common   093671105             41        1,952        Sole       NONE            1,952
Boeing Co                               Common   097023105             12          155        Sole       NONE              155
Bristol Myers Squibb Co Com             Common   110122108            714       33,500        Sole       NONE           33,500
Brown Forman Corp Cl B                  Common   115637209             46          700        Sole       NONE              700
Cardinal Health Inc                     Common   14149Y108            102        1,950        Sole       NONE            1,950
Cintas Corp                             Common   172908105             19          650        Sole       NONE              650
Citigroup Inc                           Common   172967101             45        2,110        Sole       NONE            2,110
City National Corp                      Common   178566105             91        1,830        Sole       NONE            1,830
Clorox Co                               Common   189054109         46,340      818,145        Sole       NONE          818,145
Coca-Cola Co                            Common   191216100         67,790    1,113,677        Sole       NONE        1,113,677
Colgate-Palmolive Co                    Common   194162103        108,085    1,387,310        Sole       NONE        1,387,310
Consolidated Edison Inc                 Common   209115104            155        3,915        Sole       NONE            3,915
Costco Wholesale Corp                   Common   22160K105              6          100        Sole       NONE              100
Cullen/Frost Bankers Inc                Common   229899109            123        2,320        Sole       NONE            2,320
Danaher Corp                            Common   235851102         94,828    1,247,240        Sole       NONE        1,247,240
Dell, Inc                               Common   24702R101             99        4,970        Sole       NONE            4,970
Dionex Corp                             Common   254546104          3,257       42,302        Sole       NONE           42,302
Ecolab, Inc.                            Common   278865100         68,423    1,575,485        Sole       NONE        1,575,485
Emerson Electric Co                     Common   291011104        146,894    2,854,533        Sole       NONE        2,854,533
Equifax Inc                             Common   294429105        106,391    3,085,597        Sole       NONE        3,085,597
Ethan Allen Interiors Inc               Common   297602104             31        1,080        Sole       NONE            1,080
Exxon Mobil Corp                        Common   30231G102            290        3,432        Sole       NONE            3,432
Family Dollar Stores                    Common   307000109             34        1,740        Sole       NONE            1,740
Fidelity National Information Svcs Inc  Common   31620M106            207        5,425        Sole       NONE            5,425
Gartner Inc                             Common   366651107             74        3,830        Sole       NONE            3,830
General Electric Co                     Common   369604103        157,959    4,268,015        Sole       NONE        4,268,015
Genuine Parts Co                        Common   372460105            299        7,434        Sole       NONE            7,434
Glacier Bancorp                         Common   37637Q105             61        3,180        Sole       NONE            3,180
Glaxosmithkline PLC Spons ADR           Common   37733W105            164        3,875        Sole       NONE            3,875
HNI Corp                                Common   404251100             93        3,450        Sole       NONE            3,450

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------

Harley Davidson Inc                     Common   412822108             29          780        Sole       NONE              780
Heinz H J Co                            Common   423074103            316        6,735        Sole       NONE            6,735
Hershey CO (THE)                        Common   427866108             31          820        Sole       NONE              820
Home Depot Inc                          Common   437076102             31        1,100        Sole       NONE            1,100
ITT Corp                                Common   450911102             29          560        Sole       NONE              560
ITT Educational Svcs                    Common   45068B109              7          150        Sole       NONE              150
Intel Corp                              Common   458140100            568       26,800        Sole       NONE           26,800
International Bancshares Corp           Common   459044103            124        5,470        Sole       NONE            5,470
International Business Machines Corp    Common   459200101            500        4,342        Sole       NONE            4,342
Jack in the Box Inc                     Common   466367109             32        1,190        Sole       NONE            1,190
Johnson & Johnson                       Common   478160104        137,774    2,123,847        Sole       NONE        2,123,847
Kellogg Co                              Common   487836108             56        1,060        Sole       NONE            1,060
Kimberly Clark Corp                     Common   494368103             32          500        Sole       NONE              500
Kroger Co                               Common   501044101            109        4,310        Sole       NONE            4,310
Landstar System Inc                     Common   515098101            144        2,760        Sole       NONE            2,760
Lauder (Estee)                          Common   518439104             13          280        Sole       NONE              280
Lexmark Intl Inc                        Common   529771107            111        3,620        Sole       NONE            3,620
Lincare Hldgs Inc                       Common   532791100             95        3,370        Sole       NONE            3,370
MTR Gaming Group                        Common   553769100              5          750        Sole       NONE              750
McDonald's Corp                         Common   580135101            231        4,139        Sole       NONE            4,139
McGraw Hill Companies                   Common   580645109         42,733    1,156,505        Sole       NONE        1,156,505
Medtronic Inc                           Common   585055106        121,211    2,505,905        Sole       NONE        2,505,905
Merck & Company                         Common   589331107             53        1,400        Sole       NONE            1,400
Microsoft Corp Com                      Common   594918104        116,538    4,106,334        Sole       NONE        4,106,334
Morgan Stanley                          Common   617446448             46        1,010        Sole       NONE            1,010
Mylan Laboratories Inc.                 Common   628530107             52        4,462        Sole       NONE            4,462
NVR Inc                                 Common   62944T105            137          230        Sole       NONE              230
Nestle SA ADR                           Common   641069406            753        6,000        Sole       NONE            6,000
Nike Inc Cl B                           Common   654106103            549        8,072        Sole       NONE            8,072
Nordson Corp                            Common   655663102            207        3,850        Sole       NONE            3,850
Omnicom Group Inc                       Common   681919106        123,515    2,795,720        Sole       NONE        2,795,720
Oracle Corp                             Common   68389X105             20        1,000        Sole       NONE            1,000
PPG Industries Inc                      Common   693506107            103        1,700        Sole       NONE            1,700
Park National Corp                      Common   700658107             60          840        Sole       NONE              840
Patterson Companies                     Common   703395103         64,789    1,784,820        Sole       NONE        1,784,820
Paychex Inc                             Common   704326107         56,301    1,643,350        Sole       NONE        1,643,350
Pepsico Inc                             Common   713448108        120,392    1,667,479        Sole       NONE        1,667,479
Perini Corp                             Common   713839108             28          770        Sole       NONE              770
Pfizer Inc Com                          Common   717081103            782       37,364        Sole       NONE           37,364
Pitney Bowes Inc                        Common   724479100             75        2,150        Sole       NONE            2,150
Praxair Inc                             Common   74005P104         47,455      563,395        Sole       NONE          563,395
Procter & Gamble Co                     Common   742718109        164,845    2,352,577        Sole       NONE        2,352,577
Qualcomm Inc                            Common   747525103             46        1,120        Sole       NONE            1,120
Radioshack                              Common   750438103             11          700        Sole       NONE              700
Reliance Steel And Aluminum Co          Common   759509102             60        1,000        Sole       NONE            1,000
Rent A Center Inc                       Common   76009N100            101        5,510        Sole       NONE            5,510
Ross Stores Inc                         Common   778296103             41        1,360        Sole       NONE            1,360
Schlumberger Ltd                        Common   806857108             52          600        Sole       NONE              600
Sherwin-Williams Co                     Common   824348106             10          190        Sole       NONE              190
Silgan Holdings Inc                     Common   827048109            117        2,360        Sole       NONE            2,360
Sonic Corp                              Common   835451105             23        1,060        Sole       NONE            1,060

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------

Stanley Works                           Common   854616109             32          670        Sole       NONE              670
Starbucks Corp                          Common   855244109              4          250        Sole       NONE              250
Stryker Corp                            Common   863667101        155,010    2,382,933        Sole       NONE        2,382,933
Student Loan                            Common   863902102             45          460        Sole       NONE              460
Synovus Financial Corp                  Common   87161C105             74        6,660        Sole       NONE            6,660
Sysco Corp                              Common   871829107         82,761    2,851,858        Sole       NONE        2,851,858
T Rowe Price Group Inc                  Common   74144T108         90,322    1,806,430        Sole       NONE        1,806,430
TJX Companies Inc                       Common   872540109             38        1,140        Sole       NONE            1,140
Total System Services                   Common   891906109             26        1,086        Sole       NONE            1,086
Trane Inc                               Common   892893108             82        1,780        Sole       NONE            1,780
US Bancorp Del Com New                  Common   902973304            178        5,511        Sole       NONE            5,511
UST Inc                                 Common   902911106            124        2,280        Sole       NONE            2,280
United Parcel Svc Cl B                  Common   911312106            151        2,070        Sole       NONE            2,070
Verizon Communications                  Common   92343V104             39        1,060        Sole       NONE            1,060
Vodafone Group Adr                      Common   92857W209             56        1,890        Sole       NONE            1,890
WD 40 Co                                Common   929236107             85        2,543        Sole       NONE            2,543
Wal Mart Stores Inc                     Common   931142103             87        1,660        Sole       NONE            1,660
Walgreen Company                        Common   931422109            429       11,260        Sole       NONE           11,260
Waters Corp                             Common   941848103         75,796    1,360,790        Sole       NONE        1,360,790
Wells Fargo & Co                        Common   949746101         95,698    3,288,580        Sole       NONE        3,288,580
Westamerica Bancorporation              Common   957090103             90        1,720        Sole       NONE            1,720
Weyerhaeuser Co                         Common   962166104             94        1,447        Sole       NONE            1,447
Wilmington Trust Corp                   Common   971807102            342       11,010        Sole       NONE           11,010
Windstream                              Common   97381W104             14        1,137        Sole       NONE            1,137
Wrigley Wm Jr Co                        Common   982526105            119        1,900        Sole       NONE            1,900
Wyeth                                   Common   983024100            254        6,088        Sole       NONE            6,088
Zebra Technologies                      Common   989207105            456       13,686        Sole       NONE           13,686
                                                              -------------------------

                                                                2,786,891   58,933,416
                                                              =========================